Deposits - (Interest Expense on Deposits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Interest expense, Deposits	$ 1,912	$ 1,952
Demand Deposits [Member]
Interest expense, Deposits	184	218
Savings and Club Deposits [Member]
Interest expense, Deposits	136	158
Certificates of Deposit [Member]
Interest expense, Deposits	$ 1,592	$ 1,576